Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	U.S. MONTHLY INCOME FUND FOR PUERTO RICO RESIDENTS, INC.
Entity Central Index Key	0001843749
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
U.S. Monthly Income Fund for Puerto Rico Residents, Inc. Class A
Shareholder Report [Line Items]
Fund Name	U.S. Monthly Income Fund for Puerto Rico Residents, Inc.
Class Name	Class A
Trading Symbol	PRAJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about U.S. Monthly Income Fund for Puerto Rico Residents, Inc. (the “Fund”) for the period from January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ubs.com/prfunds or by contacting us at 787-250-3600.
Additional Information Phone Number	787-250-3600
Additional Information Website	www.ubs.com/prfunds
Expenses [Text Block]

What were the Fund costs for last year?
Annual Fund Operating Expenses
(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$229	2.30%

Expenses Paid, Amount	$ 229
Expense Ratio, Percent	2.30%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what affected its performance?
The U.S. municipal portion of the portfolio returned 0.82% in 2024. The breakdown of the return was 5.05% yield return and
-4.23%
market return as interest rates rose between 0.47% to 0.59% across the yield curve from 5 to 30 years. The increase in market yields paired with the long duration of the profiles of the portfolio was unfavorable for long maturities. Nonetheless, some long duration groups in the portfolio were meaningful drivers of positive performance. Bonds with effective durations of
10-12
years outperformed. Examples of these bonds are the Municipal Electric Authority of Georgia and the California Marine General Hospital Series 18B.
On the other hand, bonds with effective durations of
7-10
years detracted from performance in great part because of their average rating of AA. On a broader market basis, bonds rated AA by S&P and Aa by Moody’s underperformed against other rating categories. The top detractor of this group was the Louisville & Jefferson County Metropolitan Sewer District Series 10A with a return of
-3.08%.
The best performing sectors of the U.S. municipal portion of the portfolio were Special Tax and Hospitals. The top detracting sectors were
Pre-Refunded
Bonds (higher rated) and Education. The use of futures had a positive overall contribution during the year.
The Puerto Rico portion of the portfolio consists of one 6.75% coupon Autopistas Metropolitanas (“Metropistas”) bond and several mortgage-backed securities residential mortgage pools issued and guaranteed by the Federal National Mortgage Association (FNMA) (“MBS”). Both had net positive returns (positive yield returns net of negative market returns). Metropistas had a net return of 3.28%. The MBS consist mostly of pools with a 3.5% coupon rate and their return was lower at 1.02% as the higher interest rates affected their prepayment rates.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

	Average Annual Total Returns as of December 31, 2024
	1-Year	5-Year	10-Year
U.S. Monthly Income Fund for Puerto Rico Residents, Inc. - Class A (no load)	-0.58%	-0.47%	3.18%
U.S. Monthly Income Fund for Puerto Rico Residents, Inc. - Class A (load)	-4.27%	-1.22%	2.78%
Bloomberg Municipal Bond Index	1.05%	0.99%	2.25%
Bloomberg Municipal Taxable Bond Index	1.57%	0.20%	2.58%

No Deduction of Taxes [Text Block]	Performance calculations do not reflect any deduction of taxes that a shareholder may have to pay on Fund distributions.
Updated Performance Information Location [Text Block]	Visit www.ubs.com/prfunds for more recent performance information.
Net Assets	$ 46,238,427
Holdings Count | Holding	63
Advisory Fees Paid, Amount	$ 445,677
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$46,238,427

# of Portfolio Holdings	63

Portfolio Turnover Rate	0.00%

Total Advisory Fees Paid	$445,677

Holdings [Text Block]

Top 5 Holdings (% of Net Assets)

Autopistas Metropolitanas of Puerto Rico, 6.75%, due 06/30/35	13.27%

Municipal Electric Authority of Georgia, 7.06%, due 04/01/57	3.6%

FNMA Pool AR5162, 3.50%, due 05/01/43	3.2%

Metropolitan Transportation Authority, 7.34%, due 11/15/39	3.1%

Washington State Convention Center, 6.79%, due 07/01/40	2.8%
Fund Holdings Summaries
The following graph reflects the breakdown of the investment portfolio (% of Total Investments) as of December 31, 2024:
The following tables show the allocation (% of Total Investments) of the Fund’s portfolio using various metrics as of the end of the year:

Portfolio Composition
Puerto Rico Corporate	12.08%
Mortgage-Backed Securities	6.73%
U.S. Municipals - Transportation Bonds	13.30%
U.S. Municipals - Utilities Bonds	2.56%
U.S. Municipals - Dedicated Tax Bonds	41.25%
U.S. Municipals - Healthcare Bonds	10.22%
U.S. Municipals - Educational Bonds	3.23%
U.S. Municipals - Others	10.63%
Total	100.00%

Geographic Allocation
Puerto Rico	18.81%
U.S.	81.19%

100.00%
The following table shows the ratings of the Fund’s portfolio securities (% of Total Investments) as of December 31, 2024. The ratings used are the highest rating given by one of the three nationally recognized rating agencies, Fitch Ratings (Fitch), Moody’s Investors Service (Moody’s), and S&P Global Ratings (S&P). Ratings are subject to change.

Rating	Percent
AAA	9.85%
AA	52.46%
A	17.32%
BBB	20.37%
Total	100.00%

Largest Holdings [Text Block]

Top 5 Holdings (% of Net Assets)

Autopistas Metropolitanas of Puerto Rico, 6.75%, due 06/30/35	13.27%

Municipal Electric Authority of Georgia, 7.06%, due 04/01/57	3.6%

FNMA Pool AR5162, 3.50%, due 05/01/43	3.2%

Metropolitan Transportation Authority, 7.34%, due 11/15/39	3.1%

Washington State Convention Center, 6.79%, due 07/01/40	2.8%

U.S. Monthly Income Fund for Puerto Rico Residents, Inc. Class P
Shareholder Report [Line Items]
Fund Name	U.S. Monthly Income Fund for Puerto Rico Residents, Inc.
Class Name	Class P
Trading Symbol	PRAKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about U.S. Monthly Income Fund for Puerto Rico Residents, Inc. (the “Fund”) for the period from January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ubs.com/prfunds or by contacting us at 787-250-3600.
Additional Information Phone Number	787-250-3600
Additional Information Website	www.ubs.com/prfunds
Expenses [Text Block]

What were the Fund costs for last year?
Annual Fund Operating Expenses
(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class P	$228	2.29%

Expenses Paid, Amount	$ 228
Expense Ratio, Percent	2.29%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what affected its performance?
The U.S. municipal portion of the portfolio returned 0.82% in 2024. The breakdown of the return was 5.05% yield return and
-4.23%
market return as interest rates rose between 0.47% to 0.59% across the yield curve from 5 to 30 years. The increase in market yields paired with the long duration of the profiles of the portfolio was unfavorable for long maturities. Nonetheless, some long duration groups in the portfolio were meaningful drivers of positive performance. Bonds with effective durations of
10-12
years outperformed. Examples of these bonds are the Municipal Electric Authority of Georgia and the California Marine General Hospital Series 18B.
On the other hand, bonds with effective durations of
7-10
years detracted from performance in great part because of their average rating of AA. On a broader market basis, bonds rated AA by S&P and Aa by Moody’s underperformed against other rating categories. The top detractor of this group was the Louisville & Jefferson County Metropolitan Sewer District Series 10A with a return of
-3.08%.
The best performing sectors of the U.S. municipal portion of the portfolio were Special Tax and Hospitals. The top detracting sectors were
Pre-Refunded
Bonds (higher rated) and Education. The use of futures had a positive overall contribution during the year.
The Puerto Rico portion of the portfolio consists of one 6.75% coupon Autopistas Metropolitanas (“Metropistas”) bond and several mortgage-backed securities residential mortgage pools issued and guaranteed by the Federal National Mortgage Association (FNMA) (“MBS”). Both had net positive returns (positive yield returns net of negative market returns). Metropistas had a net return of 3.28%. The MBS consist mostly of pools with a 3.5% coupon rate and their return was lower at 1.02% as the higher interest rates affected their prepayment rates.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

	Average Annual Total Returns as of December 31, 2024
	1-Year	Since Inception April 1, 2022
U.S. Monthly Income Fund for Puerto Rico Residents, Inc. - Class P (no load)	-0.61%	-1.89%
Bloomberg Municipal Bond Index	1.05%	1.75%
Bloomberg Municipal Taxable Bond Index	1.57%	-0.31%

Performance Inception Date	Apr. 01, 2022
No Deduction of Taxes [Text Block]	Performance calculations do not reflect any deduction of taxes that a shareholder may have to pay on Fund distributions.
Updated Performance Information Location [Text Block]	Visit www.ubs.com/prfunds for more recent performance information.
Net Assets	$ 46,238,427
Holdings Count | Holding	63
Advisory Fees Paid, Amount	$ 445,677
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$46,238,427

# of Portfolio Holdings	63

Portfolio Turnover Rate	0.00%

Total Advisory Fees Paid	$445,677

Holdings [Text Block]

Top 5 Holdings (% of Net Assets)

Autopistas Metropolitanas of Puerto Rico, 6.75%, due 06/30/35	13.27%

Municipal Electric Authority of Georgia, 7.06%, due 04/01/57	3.6%

FNMA Pool AR5162, 3.50%, due 05/01/43	3.2%

Metropolitan Transportation Authority, 7.34%, due 11/15/39	3.1%

Washington State Convention Center, 6.79%, due 07/01/40	2.8%
Fund Holdings Summaries
The following graph reflects the breakdown of
the
investment portfolio (% of Total Investments) as of December 31, 2024:
The following tables show the allocation (% of Total Investments) of the Fund’s portfolio using various metrics as of the end of the year:

Portfolio Composition
Puerto Rico Corporate	12.08%
Mortgage-Backed Securities	6.73%
U.S. Municipals - Transportation Bonds	13.30%
U.S. Municipals - Utilities Bonds	2.56%
U.S. Municipals - Dedicated Tax Bonds	41.25%
U.S. Municipals - Healthcare Bonds	10.22%
U.S. Municipals - Educational Bonds	3.23%
U.S. Municipals - Others	10.63%
Total	100.00%

Geographic Allocation
Puerto Rico	18.81%
U.S.	81.19%

100.00%
The following table shows the ratings of the Fund’s portfolio securities (% of Total Investments) as of December 31, 2024. The ratings used are the highest rating given by one of the three nationally recognized rating agencies, Fitch Ratings (Fitch), Moody’s Investors Service (Moody’s), and S&P Global Ratings (S&P). Ratings are subject to change.

Rating	Percent
AAA	9.85%
AA	52.46%
A	17.32%
BBB	20.37%
Total	100.00%